Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments

As of December 31, 2015, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2016	$17,274	$8,440	$25,714
2017	16,652	8,281	24,933
2018	15,007	3,298	18,305
2019	14,789	30	14,819
2020	13,075	11	13,086
Thereafter	63,188	—	63,188

Amounts representing interest	—	(1,272)	(1,272)

Total lease payments	$139,985	$18,788	$158,773

Operating Leases of Lessee Disclosure

The Company’s operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense For the three months ended,		Rent Expense For the six months ended,
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015	Lease Term
Arrangement
Warehouse, office space and other	$2,781	$2,915	$5,593	$5,838	11 - 15 years
Wireless towers and spectrum	1,205	819	2,367	1,482	1 - 10 years

Total Rent Expense	$3,986	$3,734	$7,960	$7,320